Guarantees and commitments - Other guarantees (Details 2) - CHF (SFr) SFr in Billions	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Guarantees
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	SFr 6.0
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		SFr 0.5	SFr 0.5
Bank
Guarantees
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	SFr 6.0
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		SFr 0.5	SFr 0.5